[LETTERHEAD OF DECHERT]


November 16, 2001

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Pilgrim Funds Trust                     Pilgrim International Fund, Inc.
     (File Nos. 333-59745 and 811-08895)     (File Nos. 33-72226 and 811-8172)

     Pilgrim GNMA Income Fund, Inc.          Pilgrim Investment Funds, Inc.
     (File Nos. 2-48906 and 811-02401)       (File Nos. 002-34552 and 811-01939)

     Pilgrim Growth and Income Fund, Inc.    Pilgrim Mutual Funds
     (File Nos. 2-14767 and 811-0865)        (File Nos. 33-56094 and 811-7428)

Dear Sir or Madam:

On behalf of each of the above-captioned registrants (each a "Registrant" and collectively, the "Registrants"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), that (i) the form of the Class I Prospectus that the Registrants would have filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed on November 9, 2001 as part of each Registrant's most recent registration statement, and (ii) the text of the Registrants' most recent registration statements was filed on November 9, 2001. The definitive form of the U.S. Equity Statement of Additional Information for Pilgrim Growth and Income Fund, Inc., Pilgrim Investment Funds, Inc., and Pilgrim Mutual Funds was filed separately pursuant to Rule 497(c) under the 1933 Act.

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at (202) 261-3384.

Sincerely,

/s/ Karen L. Anderberg

Karen L. Anderberg